LONG-TERM PREPAYMENTS AND DEPOSITS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM PREPAYMENTS AND DEPOSITS
Prepayments for acquisition of fixed assets	$ 722,036	$ 1,132,235
Other deposits	14,345,274	16,915,183
Other long-term prepayments	2,469,295	1,848,767
Long-term prepayments and deposits	$ 17,536,605	$ 19,896,185